Statements of Cash Flow - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Profit (Loss) before income taxes	[1]	$ (37,192)	$ (25,860)	$ (24,503)
Non-cash adjustment to reconcile income (loss) before tax to net cash used in operating activities:
Amortization and impairment of property, plant and equipment		3,060	2,760	3,080
Amortization and impairment of intangible assets		3,103	2,815	2,215
Share-based payment expense		1,812	1,638	1,122
Increase (Decrease) in provisions		431	165	(240)
Interest expense, net		5,376	4,612	3,686
Convertible debt amendments		265	322	0
Change in fair value of convertible debt embedded derivative		0	0	1,583
Other financial expenses		400	0	83
Foreign exchange loss (gain)		(497)	561	(18)
Loss on disposal of property, plant and equipment		13	0	2
Working capital adjustments:
Decrease (Increase) in trade receivables and other receivables		4,003	(7,267)	665
Decrease (Increase) in inventories		(867)	1,317	(4,628)
Decrease (Increase) in research tax credit receivable		559	(1,087)	963
Increase (Decrease) in trade payables and other liabilities		(3,899)	(5,939)	2,354
Increase (Decrease) in deferred revenue		(252)	(242)	(737)
Decrease in government grant advances		(857)	(2,271)	(1,030)
Income tax paid		(78)	(333)	(226)
Net cash flow used in operating activities		(22,838)	(28,626)	(15,589)
Investing activities:
Purchase of intangible assets and property, plant and equipment		(5,373)	(4,232)	(5,368)
Capitalized development expenditures		(3,835)	(2,190)	(22)
Sale (Purchase) of financial assets		24	(113)	24
Decrease (Increase) of short-term deposit		347	(2)	48
Interest received		71	60	48
Net cash flow used in investments activities		(8,766)	(6,477)	(5,270)
Financing activities:
Public equity offering proceeds, net of transaction costs paid		20,841	14,898	23,569
Proceeds from issue of warrants and exercise of stock options/warrants, net of transaction costs		30	966	279
Proceeds (repayment of) from interest-bearing receivables financing		2,882	(299)	1,240
Proceeds from interest-bearing research project financing		1,574	2,716	1,021
Proceeds from issuance of venture debt, net of transaction cost		13,595	0	0
Proceeds from convertible debt, net of transaction cost		4,388	0	6,932
Repayment of government loans		(589)	(116)	0
Repayment of convertible debt and accrued expenses		(1,186)	0	0
Repayment of borrowings and finance lease liabilities		0	0	(12)
Interest paid		(791)	(327)	(251)
Net cash flows from financing activities		40,744	17,838	32,778
Net increase (decrease) in cash and cash equivalents		9,140	(17,265)	11,919
Net foreign exchange difference		(2)	11	(5)
Cash and cash equivalent at January 1		2,948	20,202	8,288
Cash and cash equivalents at period end		$ 12,086	$ 2,948	$ 20,202

[1]	(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.